Public Offering (Details) - $ / shares		11 Months Ended
	May 11, 2021	Dec. 31, 2021	Sep. 30, 2022
Subsidiary, Sale of Stock [Line Items]
Price per unit	$ 10.00
Class A common stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units issued	11,500,000	11,500,000
Price per unit	$ 10.00	$ 10.00	$ 10.00
IPO [Member] | Class A common stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit	1	1
Common stock, par value	$ 0.0001	$ 0.0001
Number of shares issuable per warrant	1	1
IPO [Member] | Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants in a unit	1	1
Exercise price of warrants	$ 11.50	$ 11.50